Revenue - Additional Information (Detail) - Transferred at Point in Time [Member] - USD ($)	3 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Testing Services Revenue [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contract with customer excluding assessed tax	$ 1,000,000.0	$ 400,000
Pharmaceutical Services Revenue [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contract with customer excluding assessed tax	10,000.00	30,000.00
Professional Services Revenue [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contract with customer excluding assessed tax	$ 0	$ 0